Common Stock (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Stock (Details) [Line Items]
Authorized shares	750,000,000	240,450,000	240,450,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Designated as common stock shares	750,000,000
Redeemable convertible preferred stock (in Dollars)	$ 50,000,000
Merger agreement, description	The Company has retroactively adjusted the shares issued and outstanding prior to July 23, 2021 to give effect to the Common Exchange Ratio of 160.3 established in the Merger Agreement
Merger [Member]
Common Stock (Details) [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Immediately after merger	300,516,237
Common stock share issued	300,522,394
Common stock shares outstanding	298,834,894
Common Class A [Member]
Common Stock (Details) [Line Items]
Authorized shares	800,000,000
Common stock, par value (in Dollars per share)	$ 0.0001